Fair Value of Financial Instruments (excluding PSSVSA) - Assets Measured at Fair Value on a Recurring Basis (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	$ 4,842,037,764	$ 4,386,403,203
Level 1
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	192,958,861	163,391,989
Level 2
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	4,582,429,466	4,155,991,185
Level 3
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	66,649,437	67,020,029	$ 56,683,500
Deferred income annuity
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	3,830,269	2,800,424
Deferred income annuity | Level 3
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	3,830,269	2,800,424	2,721,643
Guaranteed interest accounts
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	62,819,168	64,219,605
Guaranteed interest accounts | Level 3
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	62,819,168	64,219,605	$ 53,961,857
Separate accounts
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	2,982,173,730	2,830,930,689
Separate accounts | Level 2
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	2,982,173,730	2,830,930,689
Principal Financial Group, Inc. Employee Stock Ownership Plan
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	125,133,789	119,680,272
Principal Financial Group, Inc. Employee Stock Ownership Plan | Level 1
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	125,133,789	119,680,272
Collective investment trusts
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	1,600,255,736	1,325,060,496
Collective investment trusts | Level 2
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	1,600,255,736	1,325,060,496
Self-directed brokerage account
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	67,825,072	43,711,717
Self-directed brokerage account | Level 1
Fair Value of Financial Instruments (excluding PSSVSA)
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	$ 67,825,072	$ 43,711,717